                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended  December 31, 2011

Check here if Amendment [  ]; Amendment Number:
                                                ---------

  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Marcato Capital Management LLC
                  --------------------------------------
Address:          235 Pine Street, Suite 1650
                  --------------------------------------
                  San Francisco, CA 94104
                  --------------------------------------


Form 13F File Number:
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard T. McGuire III
                  --------------------------------------
Title:            Managing Member
                  --------------------------------------
Phone:            415-796-6350
                  --------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard T. McGuire III       San Francisco, CA         February 14, 2012
---------------------------  -------------------------  -----------------------
      [Signature]                  [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                            ----------------------------

Form 13F Information Table Entry Total:      11
                                            ----------------------------

Form 13F Information Table Value Total:      $272,362
                                            ----------------------------


Confidential treatment has been requested for information relating to a certain holding reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                                            FORM 13F INFORMATION TABLE

       COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
       --------        --------  --------    --------   ------------------------      --------    --------   -----------------------

                        TITLE                  VALUE      SHRS OR     SH/    PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS    CUSIP     (x$1,000)    PRN AMT     PRN    CALL     DISCRETION   MANAGERS    SOLE    SHARED  NONE
 --------------        --------    -----     ---------    -------     ---    ----     ----------   --------    ----    ------  ----
Alexander & Baldwin
Inc                     COM       014482103   22,528       551,881    SH                Sole         N/A                Sole

Brookfield Residential
Pptys                   COM       11283W104   16,042     2,052,535    SH                Sole         N/A                Sole

CoreLogic Inc           COM       21871D103   16,683     1,290,251    SH                Sole         N/A                Sole

DineEquity Inc          COM       254423106   28,629       678,260    SH                Sole         N/A                Sole

GenCorp Inc             COM       368682100   30,226     5,681,571    SH                Sole         N/A                Sole

Intralinks Hldgs Inc    COM       46118H104   16,259     2,605,680    SH                Sole         N/A                Sole

Legg Mason Inc          COM       524901105   21,526       895,065    SH                Sole         N/A                Sole

Lowes Cos Inc           COM       548661107   12,585       495,872    SH                Sole         N/A                Sole

Barnes & Noble Inc      COM       067774109   24,616     1,700,000    SH     Put        Sole         N/A                Sole

                       RUSSELL
iShares TR              2000      464287655   61,950       840,000    SH     Call       Sole         N/A                Sole

                       IPTH S&P
Barclays BK PLC        VIX NEW    06740C261   21,318       600,000    SH     Call       Sole         N/A                Sole




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